SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 5	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 7	☒

(Check appropriate box or boxes.)

Cook & Bynum Funds Trust

(Exact name of Registrant as Specified in Charter)

820 Shades Creek Parkway, Suite 2450

Birmingham, AL 35209

(Address of Principal Executive Office)(Zip Code)

205-994-2815

(Registrant’s Telephone Number, including Area Code)

Mr. J. Dowe Bynum

820 Shades Creek Parkway, Suite 2450

Birmingham, AL 35209

(Name and Address of Agent for Service)

With copies to:

David J. Baum, Esq.

Alston & Bird LLP

950 F Street, N.W.

Washington, DC 20004

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of their Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, hereunto duly authorized in the City of Birmingham and State of Alabama on the 11th day of February, 2011.

COOK & BYNUM FUNDS TRUST

/s/ Richard P. Cook *

By: Richard P. Cook

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

NAME	TITLE	DATE

/s/ Richard P. Cook *	President	February 11, 2011
Richard P. Cook

/s/ Benjamin Lowe *	Treasurer/Principal Financial Officer	February 11, 2011
Benjamin Lowe

/s/ J. Dowe Bynum *	Secretary, Vice President & Trustee	February 11, 2011
J. Dowe Bynum

/s/ Charles H. Ogburn *	Trustee	February 11, 2011
Charles H. Ogburn

/s/ Bruce F. Rogers *	Trustee	February 11, 2011
Bruce F. Rogers

*By:	/s/ David J. Baum
David J. Baum
Attorney-In-Fact
Date: February 11, 2011

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase